Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) Segment	Dec. 31, 2016 CNY (¥) Segment	Dec. 31, 2015 CNY (¥) Segment
Disclosure of significant accounting policies [line items]
Assets held under finance leases	¥ 0	¥ 0
Estimated useful lives of software	Three to five years
Advertising and promotion expense, included in selling, general and administrative expenses	¥ 14,072,000,000	17,070,000,000	¥ 19,294,000,000
Research and development expense	¥ 1,088,000,000	¥ 825,000,000	¥ 792,000,000
Number of operating segments | Segment	1	1	1
IPTV equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years
CDN equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years
Corporate information system equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful or depreciable lives of property, plant and equipment	5 years	10 years
Terminal equipment Offered to customers for free or at a nominal amount [member]
Disclosure of significant accounting policies [line items]
Advertising and promotion expense, included in selling, general and administrative expenses	¥ 4,707,000,000	¥ 9,370,000,000	¥ 11,620,000,000
Basic telecommunications services (including voice communication, lease or sale of network resources) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	11.00%
Value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	6.00%
Sales of telecommunications terminals and equipment [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	17.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Land use rights terms	20 years
Input value added tax rate	3.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Land use rights terms	70 years
Input value added tax rate	17.00%